Activity for real estate and accumulated depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Balance at the beginning of year	$ 21,061,744	$ 23,161,692
Impairment of investments in real estate	(150,392)	(188,804)	$ 0
Assets held-for-sale	(855,074)	0
Balance at the end of the year	19,852,705	21,061,744	23,161,692
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation [Roll Forward]
Balance at the beginning of the year	(1,578,637)	(1,013,703)
Accumulated depreciation, net of dispositions	(630,327)	(564,934)
Accumulated depreciation on assets held-for-sale	91,200	0
Balance at the end of the year	(2,117,764)	(1,578,637)	$ (1,013,703)
Building and Building Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Additions during the year	137,879	152,709
Dispositions during the year	(261,465)	(1,649,905)
Land and Land Improvements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Additions during the year	24,272	29,205
Dispositions during the year	(91,188)	(416,215)
Furniture, Fixtures and Equipment
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate [Roll Forward]
Additions during the year	5,534	10,579
Dispositions during the year	$ (18,605)	$ (37,517)